Property and Equipment, Net	6 Months Ended
Dec. 31, 2024
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 — Property and equipment, net

Property and equipment consisted of the following:

	June 30, 2024	December 31, 2024
	HKD	HKD	US$
Leasehold improvements	$36,000	$36,000	$4,635
Computer equipment	289,958	1,611,257	207,430
Furniture and fixtures	28,096	31,936	4,111
Motor Vehicles	1,188,538	1,188,538	153,010
Subtotal	1,542,592	2,867,731	369,186
Less: accumulated depreciation	(865,498)	(1,075,354)	(138,439)
Total	$677,094	$1,792,377	$230,747

Depreciation expense for property and equipment for the six months ended December 31, 2024 and 2023 amounted to HKD 209,856 (US$27,016) and HKD 163,722, respectively.